RELATED PARTY TRANSACTIONS	9 Months Ended
Sep. 30, 2011
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS
NOTE 11 – RELATED PARTY TRANSACTIONS

Note payable - related party

In February 2011, the Company and its wholly-owned subsidiaries, entered into a Credit Facility Agreement with two lenders, whereby one of the lenders is the Company's Chairman of the Board of Directors. The credit facility consists of a loan pursuant to which $4.5 million can be borrowed on a senior secured basis. The Company's Chairman funded $2,250,000 to the Company under this Credit Facility Agreement (see Note 8). Furthermore, in connection with the Credit Facility Agreement, the lenders entered into a Contribution Agreement with the Company's former Chief Executive Officer, Sheldon Finkel, pursuant to which Sheldon Finkel agreed to pay or reimburse the lenders the pro rata portion (1/3) of any net losses from Events and irrevocably pledged to lenders a certain irrevocable letter of credit dated in June 2010 in favor of Sheldon Finkel. The Company also agreed to issue to the lenders and Sheldon Finkel an aggregate of 2,250,000 shares of the Company's newly designated Series A Preferred Stock, convertible into one share each of the Company's common stock. As consideration for the extension of credit pursuant to the Credit Facility Agreement, the borrowers are obligated to pay a fee equal to 15% of the initial loan commitment of $4.5 million of which Sheldon Finkel, shall receive a pro-rata portion (1/3). The Preferred Return Fee shall be payable if at all, only out of the net profits from the Events. On May 4, 2011, the holders of 1,500,000 shares of Series A Preferred Stock converted their shares into 1,500,000 shares of Common Stock. One of the holders is the Company's Chairman of the Board of Directors. Between August 2011 and September 2011, the Company paid a total of $1,638,250 to the Company's Chairman and such amount reduced the principal balance of his note.
Convertible promissory note - related party

On February 1, 2011, the Company raised $750,000 in consideration for the issuance of convertible promissory notes from various investors, including $100,000 from the Company's Chairman of the Board of Directors. The convertible promissory notes bear interest at 5% per annum and are convertible into shares of the Company's common stock at a fixed rate of $1.00 per share. The convertible promissory notes are due on February 1, 2012 (see Note 7).

Loan receivable

In November 2010, Empire loaned a total of $18,000 to Denis Benoit, the president of CII, in exchange for promissory notes. CII previously owned 33.33% of the issued and outstanding shares of Capital Hoedown. The notes were due on August 31, 2011 and bore interest at 4% per annum. The borrower had the option of paying the principal sum to Empire prior to the due date without penalty. Empire loaned to CII and Denis Benoit, up to a maximum amount of $500,000 in the form of a revolving demand loan executed on April 26, 2011.  The revolving demand loan bore 10% interest per annum and was payable on the earlier of the termination date, on January 15, 2012, or upon demand by Empire. The Company has recognized a loss from disposal of discontinued operations of $459,270 plus interest of $22,183 which represents the total loan and interest receivable balance from CII and Denis Benoit as of September 1, 2011 pursuant to a Stock Purchase Agreement on September 1, 2011 (see Note 2).  Prior to the execution of the Stock Purchase Agreement, Denis Benoit was considered a related party, as an executive officer of the Company's former majority owned subsidiary, Capital Hoedown, Inc.

Parent Company

The Company, from time to time, provided advances to its Parent Company, Continental, for operating expenses. At September 30, 2011, the Company has a receivable from its Parent Company amounting to $331,335. These advances are short-term in nature and non-interest bearing. Additionally, on July 18, 2011, the Company borrowed $2,000,000 from its Parent Company, Continental, and issued them an unsecured 6% promissory note.  The note matures six months from the date of issuance (see Note 9).

Chairman of the board of directors

The Company's chairman of the board of directors, Barry Honig holds 2,685,000 shares of the Parent Company directly or indirectly.  In addition to 2,685,000 shares held directly, certain entities under Mr. Honig's control and family members, including trusts for the benefit of Mr. Honig's minor children, currently owns 4,228,833 shares of the Parent Company.  Accordingly, as the largest shareholder of the Parent Company.  Mr. Honig may be deemed to be in control of the Parent Company and accordingly there may exist certain conflicts of interest as a result.  On November 14, 2011, Mr. Honig filed a Schedule 13D with the Securities and Exchange Commission voluntarily disclosing his positions.  Furthermore, in connection with the asset purchase agreement with Continental, entities controlled by Mr. Honig were granted 4.5-year-warrants to purchase an aggregate of 3,280,666 shares of the Company's common stock at $2.835 per share upon assumption of the outstanding warrants of the Parent Company.